Annual Total Returns - Fidelity Managed Retirement 2030 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-07 - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Advisor Managed Retirement 2030 Fund: Class Z6
Bar Chart Table:
Annual Return 2020	14.07%
Annual Return 2021	9.06%